Share capital - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning of period	€ 1,214,249	€ 1,011,983	€ 758,701
Costs of capital increase	(4,447)	(15,964)	(15,837)
Aggregate share capital	349,789	294,600	275,510	€ 250,187
Balance at end of period	2,875,658	1,214,249	1,011,983	758,701
Share capital.
Balance at beginning of period	236,540	233,414	223,928
Share capital increase	55,189	19,090	25,323
Costs of capital increase	(4,447)	(15,964)	(15,837)
Aggregate share capital	349,789	294,600	275,510
Costs of capital increase (accumulated)	(62,507)	(58,060)	(42,096)
Balance at end of period	€ 287,282	€ 236,540	€ 233,414	€ 223,928